De-SPAC Merger Transaction - Other Information (Details)			2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 26, 2022 USD ($) $ / shares shares	Aug. 25, 2022 class $ / shares	Aug. 26, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
De-SPAC Merger Transaction
Preferred dividends paid	$ 4,400,000		$ 4,400,000		$ 4,380,000
Goodwill	0		0	$ 116,090,000	113,999,000	$ 97,053,000	$ 97,053,000	$ 14,616,000
Intangible assets	0		0	$ 128,992,000	130,886,000	$ 125,914,000
Transaction cost incurred capitalized	24,000,000.0		$ 24,000,000.0
Transaction costs related to the issuance of shares	24,000,000.0
Deferred transaction cost					0
Payment of preferred equity issuance costs					1,250,000
Net gain (loss) on extinguishment					$ 2,870,000
Common Stock
De-SPAC Merger Transaction
Issuance of common shares related to conversion of debt to equity (see Note 12) (in units) | shares				6,000	2,500,000
Term Loan facility
De-SPAC Merger Transaction
Proceeds from line of credit	175,000,000.0
Riverview
De-SPAC Merger Transaction
Number of shares issued, value	$ 49,800,000
Number of shares issued | shares	12,868,151
Number of classes of equity | class		2
Number of shares issued for each unit | shares	1		1
Common stock par value ( in dollars per share) | $ / shares	$ 0.01		$ 0.01
Transaction cost incurred capitalized	$ 17,100,000		$ 17,100,000
Transaction cost incurred expenses	17,100,000
Payment of preferred equity issuance costs	1,300,000
Net gain (loss) on extinguishment	$ (2,900,000)
Riverview | Common Stock
De-SPAC Merger Transaction
Number of shares issued | shares	34,855,535
Number of shares issued for each unit | shares	0.1049203474320		0.1049203474320
Common stock par value ( in dollars per share) | $ / shares	$ 0.01		$ 0.01
Issuance of common shares related to conversion of debt to equity (see Note 12) (in units) | shares	2,220,305
Riverview | Common Stock PIPE Commitments
De-SPAC Merger Transaction
Number of shares issued | shares	1,910,000
Series A Redeemable Common Equivalent Preferred Units
De-SPAC Merger Transaction
Redeemable Common Preferred Units, Par Value (in dollars per unit) | $ / shares					$ 0.00	$ 0.00
Series A Redeemable Common Equivalent Preferred Units | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit | shares	0.1086138208640		0.1086138208640
Series B Redeemable Common Equivalent Preferred Units
De-SPAC Merger Transaction
Redeemable Common Preferred Units, Par Value (in dollars per unit) | $ / shares					$ 0.00	$ 0.00
Series B Redeemable Common Equivalent Preferred Units | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit | shares	0.1049203474320		0.1049203474320
Series Convertible Preferred Shares
De-SPAC Merger Transaction
Liquidation preference per share | $ / shares	$ 11.50		$ 11.50	$ 11.50
CEP Units | Riverview
De-SPAC Merger Transaction
Liquidation preference per share | $ / shares		$ 1.00
Percent of increase in liquidation preference per share		10.00%
Temporary Equity, Liquidation Preference					$ 13,900,000	$ 24,200,000	$ 18,500,000
Series A Redeemable Common Equivalent Preferred Shares
De-SPAC Merger Transaction
Temporary Equity, Liquidation Preference				$ 11.50	$ 11.50	$ 11.50
Redeemable Common Preferred Units, Par Value (in dollars per unit) | $ / shares				$ 0.01	$ 0.01	$ 0.01
Series A Redeemable Common Equivalent Preferred Shares | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit | shares	0.1086138208740		0.1086138208740
Number of new stock classified as temporary equity issued | shares	23,587,952
Series B Redeemable Common Equivalent Preferred Shares | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit | shares	0.0919280171940		0.0919280171940
Class A share | Riverview
De-SPAC Merger Transaction
Number of shares issued for each unit | shares	1		1
New Company | Riverview | Common Stock PIPE Commitments
De-SPAC Merger Transaction
Number of shares issued | shares	20,590,000
Amount received	$ 205,900,000		$ 205,900,000
New Company | Riverview | Wells Fargo | Revolving loan commitment
De-SPAC Merger Transaction
Face amount	$ 175,000,000.0		$ 175,000,000.0